Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Entity Registrant Name	TD Asset Management USA Funds Inc.
Entity Central Index Key	0000949881
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
TD California Municipal Money Market Portfolio (First Prospectus Summary) | TD California Municipal Money Market Portfolio | Investor Class
Risk/Return:
Trading Symbol	WCAXX
TD California Municipal Money Market Portfolio (Second Prospectus Summary) | TD California Municipal Money Market Portfolio | Class A
Risk/Return:
Trading Symbol	TDCXX
TD New York Municipal Money Market Portfolio (First Prospectus Summary) | TD New York Municipal Money Market Portfolio | Investor Class
Risk/Return:
Trading Symbol	WNYXX
TD New York Municipal Money Market Portfolio (Second Prospectus Summary) | TD New York Municipal Money Market Portfolio | Class A
Risk/Return:
Trading Symbol	TDYXX
TD Money Market Portfolio (First Prospectus Summary) | TD Money Market Portfolio | Premium Class
Risk/Return:
Trading Symbol	NPLXX
TD Money Market Portfolio (First Prospectus Summary) | TD Money Market Portfolio | Investor Class
Risk/Return:
Trading Symbol	WTOXX
TD Money Market Portfolio (Second Prospectus Summary) | TD Money Market Portfolio | Class A
Risk/Return:
Trading Symbol	TDAXX
TD Money Market Portfolio (Second Prospectus Summary) | TD Money Market Portfolio | Select Class
Risk/Return:
Trading Symbol	TDSXX
TD U.S. Government Portfolio (First Prospectus Summary) | TD U.S. Government Portfolio | Investor Class
Risk/Return:
Trading Symbol	WTUXX
TD U.S. Government Portfolio (Second Prospectus Summary) | TD U.S. Government Portfolio | Class A
Risk/Return:
Trading Symbol	TDUXX
TD Municipal Portfolio (First Prospectus Summary) | TD Municipal Portfolio | Investor Class
Risk/Return:
Trading Symbol	WTMXX
TD Municipal Portfolio (Second Prospectus Summary) | TD Municipal Portfolio | Class A
Risk/Return:
Trading Symbol	TDIXX
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund | Institutional Class
Risk/Return:
Trading Symbol	TDGXX
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund | Institutional Service Class
Risk/Return:
Trading Symbol	TDHXX
TD Institutional U.S. Government Fund (Second Prospectus Summary) | TD Institutional U.S. Government Fund | Commercial Class
Risk/Return:
Trading Symbol	TGCXX
TD Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund | Institutional Service Class
Risk/Return:
Trading Symbol	TDVXX
TDAM Institutional Money Market Fund (Second Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund | Commercial Class
Risk/Return:
Trading Symbol	TTCXX